Income Tax Expense - Reconciliation of the U.S. federal statutory rate (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 27, 2024	Dec. 29, 2023	Jun. 28, 2024	Jun. 30, 2023	Jul. 01, 2022
Income Tax Expense [Line Items]
Effective income tax rate	28.00%	(9.00%)
The Flash Business of Western Digital Corporation [Member]
Income Tax Expense [Line Items]
Tax at federal statutory tax rate			$ 21.0	$ 21.0	$ 21.0
Tax rate differential on international incomes			(42.3)	(28.7)	0.4
Foreign withholding tax			(10.8)	(1.7)	2.9
Change in valuation allowance			(2.2)	(0.4)	1.4
Tax effect of U.S foreign income inclusion			(1.2)	(0.4)	5.8
Tax effect of U.S foreign derived intangible income			1.9	3.1	(7.6)
Tax effect of permanent differences			(1.4)	(0.5)	(0.1)
Tax effect of goodwill impairment			0.0	(7.0)	0.0
Tax effect of intangible assets			0.9	4.3	(6.5)
Tax rate change			0.6	0.1	0.0
Unremitted earnings of certain non-U.S. entities			2.2	0.4	0.0
Change in uncertain tax positions			(11.4)	0.6	0.5
Return to provision adjustment			(1.3)	(0.2)	(0.5)
Foreign Income Tax Credits			5.1	1.4	(2.4)
R&D tax credits			2.7	1.0	(2.1)
Tax effect of share-based compensation			(1.1)	(0.5)	0.9
Federal audit settlements			3.3	0.0	0.0
Other			$ 0.4	$ 0.5	$ 0.1
Effective income tax rate			(33.60%)	(7.00%)	13.80%